Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 651,199.4
Capital work-in-progress	163,891.7		₨ 107,301.2
Ending balance	850,444.1	$ 13,048.6	651,199.4
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	976,458.6		980,682.8
Additions	196,195.4		110,962.9
Asset acquired in business combination	582.3
Assets classified as held for sale	(7,001.4)
Write down of assets	(6,468.8)
Currency translation differences	103,542.9		(108,288.0)
Disposal	(31,870.8)		(6,899.1)
Ending balance	1,231,438.2		976,458.6
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(432,560.4)		(380,740.3)
Depreciation for the year	(107,620.9)		(94,556.9)
Assets classified as held for sale	2,615.8
Write down of assets	3,890.8		(1,020.4)
Currency translation differences	(40,633.6)		38,741.5
Disposal	29,422.5		5,015.7
Ending balance	(544,885.8)		(432,560.4)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	543,898.2
Ending balance	686,552.4		543,898.2
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,419.0		151,738.8
Additions	34,576.8		11,796.2
Asset acquired in business combination	21.6
Assets classified as held for sale	(1,273.1)
Currency translation differences	16,380.8		(16,112.7)
Disposal	(93.7)		(1,003.3)
Ending balance	196,031.4		146,419.0
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24,775.8)		(21,900.4)
Depreciation for the year	(6,560.6)		(5,229.4)
Assets classified as held for sale	340.5
Currency translation differences	(2,181.0)		1,841.6
Disposal	27.8		512.4
Ending balance	(33,149.1)		(24,775.8)
Land and buildings [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121,643.2
Ending balance	162,882.3		121,643.2
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	791,127.5		790,647.8
Additions	156,105.9		94,006.5
Asset acquired in business combination	2.2
Assets classified as held for sale	(3,675.3)
Write down of assets	(5,368.2)
Currency translation differences	83,892.9		(88,612.9)
Disposal	(29,661.3)		(4,913.9)
Ending balance	992,423.7		791,127.5
Plant and equipment [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(388,261.8)		(341,171.9)
Depreciation for the year	(97,363.3)		(85,693.0)
Assets classified as held for sale	1,160.3
Write down of assets	3,890.8		(1,020.4)
Currency translation differences	(37,328.0)		35,933.7
Disposal	27,556.0		3,689.8
Ending balance	(490,346.0)		(388,261.8)
Plant and equipment [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	402,865.7
Ending balance	502,077.7		402,865.7
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,989.0		2,790.4
Additions	1,340.2		529.3
Assets classified as held for sale	(38.8)
Currency translation differences	114.6		(115.4)
Disposal	(563.5)		(215.3)
Ending balance	3,841.5		2,989.0
Vehicles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,832.6)		(1,580.7)
Depreciation for the year	(483.8)		(471.2)
Assets classified as held for sale	25.8
Currency translation differences	(62.1)		47.9
Disposal	493.5		171.4
Ending balance	(1,859.2)		(1,832.6)
Vehicles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,156.4
Ending balance	1,982.3		1,156.4
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,466.4		18,131.6
Additions	2,708.2		3,182.6
Asset acquired in business combination	131.2
Assets classified as held for sale	(1,606.9)
Currency translation differences	1,436.4		(1,375.9)
Disposal	(834.4)		(471.9)
Ending balance	21,300.9		19,466.4
Computers [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,673.6)		(10,648.8)
Depreciation for the year	(1,869.4)		(1,816.7)
Assets classified as held for sale	955.6
Currency translation differences	(519.1)		411.1
Disposal	774.3		380.8
Ending balance	(12,332.2)		(11,673.6)
Computers [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,792.8
Ending balance	8,968.7		7,792.8
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,223.1		12,396.4
Additions	1,464.3		1,433.5
Asset acquired in business combination	427.3
Assets classified as held for sale	(407.3)
Currency translation differences	1,218.2		(1,312.1)
Disposal	(631.8)		(294.7)
Ending balance	14,293.8		12,223.1
Furniture and fixtures [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,016.6)		(5,438.5)
Depreciation for the year	(1,343.8)		(1,346.6)
Assets classified as held for sale	133.6
Currency translation differences	(543.4)		507.2
Disposal	570.9		261.3
Ending balance	(7,199.3)		(6,016.6)
Furniture and fixtures [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,206.5
Ending balance	7,094.5		6,206.5
Heritage Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,233.6		4,977.8
Additions			14.8
Write down of assets	(1,100.6)
Currency translation differences	500.0		(759.0)
Disposal	(86.1)
Ending balance	3,546.9		4,233.6
Heritage Assets [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,233.6
Ending balance	₨ 3,546.9		₨ 4,233.6